Share-based Compensation (Tables)	3 Months Ended
Mar. 31, 2023
Share-based Compensation
Schedule of weighted-average assumptions used to estimate the fair value

For the Three Months
Ended March 31, 2023
Share price	$8.16
Expected volatility	96.5%
Risk-free rate	3.58%
Expected life	6.1 years
Expected dividend yield	—%

Schedule of share option activity

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise Price	Contractual	Value
	Options	(per share)	Life (Years)	(in thousands)
Options outstanding at December 31, 2022	3,547	$90.50	9.4	$1,804
Recapitalization	379,824	(89.66)	—	—
Options outstanding at December 31, 2022	383,371	0.84	9.4	1,804
Granted	1,558,562	1.20	—	—
Options outstanding at March 31, 2023	1,941,933	$1.13	9.6	$26,781
Options vested and exercisable at March 31, 2023	85,708	$0.84	9.2	$1,207

Schedule of restricted Share units activity

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
RSUs at December 31, 2022	—	$—
Granted	499,993	8.16
RSUs at March 31, 2023	499,993	$8.16

Schedule of allocation of share-based compensation expense

		For the Period from
	For the Three	January 18, 2022
	Months Ended	(date of inception) to
	March 31,	March 31,
	2023	2022
Research and development	$2,186	$—
General and administrative	180	—
Total share-based compensation expense	$2,366	$—